Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
As of June 30, 2012, the total number of shares available for future grant was approximately 1.12 million shares.

	2012
	Time Vesting Options	Phantom Plan Options
Weighted average grant date fair value	$10.25	$9.75
Expected volatility	46.84%	50.28%
Expected term (years)	6.25	4.75
Risk-free interest rate	1.1%	0.79%
Dividend yield	—	—

	2011		2010
	Time Vesting Options	Phantom Plan Options	Time Vesting Options
Weighted average grant date fair value	$11.75	$10.75	$9.25
Expected volatility	55.5%	58.4%	54.6%
Expected term (years)	6.25	4.75	6.25
Risk-free interest rate	2.6%	1.3%	1.5%
Dividend yield	—	—	—

Summary of option and restricted share activity
A summary of 2012 option and restricted share activity is presented below (number of shares in millions):

	Time Vesting Options	Performance Based Options	Restricted Stock
Outstanding at January 1, 2012	0.53	0.18	*
Granted	0.98	0.08	—
Exercised	—	—	—
Vested	—	—	—
Forfeited	(0.10)	(0.10)	—
Outstanding as of June 30, 2012	1.41	0.16	*

* The outstanding amount is 4 thousand shares of restricted stock.

	Options Vested	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Exercisable at June 30, 2012	0.11	48.25	8.32 years	—

A summary of option and restricted share activity is presented below (number of shares in millions):

	Time-vesting Options	Performance Based Options	Restricted Stock
Outstanding at January 1, 2009	0.32	0.32	*
Granted	—	—	—
Exercised	—	—	—
Vested	—	—	—
Forfeited	(0.01)	(0.01)	—
Outstanding at December 31, 2009	0.31	0.31	*
Granted/(tendered for exchange)	0.20	(0.20)	—
Exercised	—	—	—
Vested	—	—	*
Forfeited	(0.01)	(0.01)	—
Outstanding at December 31, 2010	0.50	0.10	*
Granted	0.03	0.08	*
Exercised	—	—	—
Vested	—	—	—
Forfeited	—	—	—
Outstanding at December 31, 2011	0.53	0.18	*
* The outstanding restricted stock of 9 thousand shares at January 1, 2009 and December 31, 2009 vested during 2010. In 2011, 4 thousand of restricted stock was granted and remained outstanding at December 31, 2011.

	Options Vested	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Exercisable at December 31, 2011	0.18	124.25	7.5 years	—